UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine            Westport, CT             11/14/03
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   22
                                               -------------

Form 13F Information Table Value Total:             $437,758
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number                    Name


       1.           28-1839                  ROBERT JAFFEE, GENERAL PARTNER
       2.           28-02944                 DEBORAH ZISKIN, GENERAL PARTNER
       3.           28-7626                  MARGARET EPPRECHT, GENERAL PARTNER

                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP   COM        03073E105   10810   200000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC               COM        03674B104   14266   200000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
BIOVAIL Corp.            COM        090675109   13003   350000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC          COM        141705103    4520   200000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
COX COMMUNICATION INC    COM        224044107   11519   364300    SH           X         X            X
------------------------------------------------------------------------------------------------------------
EDWARDS LIFESCIENCES CP  COM        28176E108    2708   100000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COM        338488109    8428   250000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC       COM        349631101    7661   135000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP       COM        530718105   14955  1500000    SH           X         X            X
------------------------------------------------------------------------------------------------------------
MCDONALDS CORP           COM        580135101   18832   800000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COM        92232F103    3330   600000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
NORTH FORK
   BANCORPORATION INC    COM        659424105    3475   100000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
NOKIA CORP CL A        SPONSORED
                          A/D/      654902204   18720  1200000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF
  PROPERTIES INC         COM        694396102  169200   676800    SH           X         X             X
------------------------------------------------------------------------------------------------------------
AMERICAN ITALIAN
  PASTA CO               CLA        027070101   12187   315000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM        G3223R108   37580   500000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
SUPERCONDUCTOR
   TECHNOLOGIES          COM        867931107    1155   300000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
TRAVELERS PROPERTY
   CASUALTY CO           COM        89420G109   23820  1500000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
TJX COMPANIES INC.       COM        872540109    9710   500000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
VIACOM INC               CLB        925524308    7660   200000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC       COM        92857W100   16200   800000    SH           X         X             X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COM        10553F106   28019  3674474    SH           X         X             X
